Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Cash and Restricted Cash

The reconciliation of cash and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statement of cash flows is as follows:

	September 30, 2020	September 30, 2019
Cash	$13,282	$61,301
Restricted cash	488,289	500,141
Total cash and restricted cash	$501,571	$561,442

The reconciliation of cash and restricted cash reported within the applicable balance sheet that sum to the total of the same such amounts shown in the statement of cash flows is as follows:

	December 31, 2019	December 31, 2018
Cash	$6,703	$12,456
Restricted cash	484,882	88,750
Total cash and restricted cash	$491,585	$101,206

Schedule of Estimated Useful Life of Property Plant and Equipment
Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

The estimated useful life of the Companies Property and Equipment is as follows:

Useful Life (in years)
Computer equipment and software	5
Office equipment and furniture	7
Leasehold improvements	Shorter of the useful life or the lease term
Software	3

Schedule of Disaggregation Revenue

The following table disaggregates the Company’s revenue by line of business:

Nine months ended September 30, 2020	Medical	Life	Property and Casualty	Total
Regular	$4,541,844	$24,262	$700,527	$5,266,633
Contingent	-	-	26,536	26,536
Bonus	-	-	33,206	33,206

Nine months ended September 30, 2019	Medical	Life	Property and Casualty	Total
Regular	$2,070,154	$88,678	$547,539	$2,706,371
Contingent	-	-	-	-
Bonus	4,005.00	-	-	4,005

Three months ended September 30, 2020	Medical	Life	P&C	Total
Regular	$1,441,784	$26,260	$211,999	$1,680,043
Contingent	-	-	-	-
Bonus	-	-	-	-

Three months ended September 30, 2019	Medical	Life	P&C	Total
Regular	$1,043,531	$29,144	$254,615	$1,327,290
Contingent	-	-	-	-
Bonus	-	-	-	-

The following table disaggregates the Company’s revenue by line of business:

Year ended December 31, 2019	Medical	Life	Property and Casualty	Total
Regular	$3,582,182	$1,810	$866,793	$4,450,785
Contingent commission
Profit-sharing
Override commission
Bonuses
Total year ended December 31, 2019	$3,582,182	$1,810	8866,793	$4,450,785

Period from August 1, 2018 through December 31, 2018
Regular	$382,391		$8,379	$390,770
Contingent commission
Profit Sharing
Override commission
Bonuses
Total period from August 1, 2018 through December 31, 2018	$382,391		$8,379	$390,770